Changes in Consolidated Stockholders' Equity (USD $) In Millions, unless otherwise specified		Total	Common Stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests
Balance at Dec. 31, 2010		$ 10,864	$ 3,888	$ (10,397)	$ 21,384	$ (4,051)	$ 40
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		4,981	0	0	4,928	0	53
Foreign currency translation, net of tax		(312)	0	0	0	(345)	33
Pension and other postretirement benefits, net of tax		(1,877)	0	0	0	(1,873)	(4)
Derivative financial instruments, net of tax		(55)	0	0	0	(55)	0
Available-for-sale securities, net of tax		(4)	0	0	0	(4)	0
Change in ownership from noncontrolling interests		(8)	(1)	0	0	0	(7)
Dividends declared		(1,176)	0	0	(1,176)	0	0
Distribution to noncontrolling interests		(3)	0	0	0	0	(3)
Common shares issued from treasury stock for stock-based compensation: 6,258,692, 7,515,149 and 8,710,630 for the years ended December 31, 2013, 2012 and 2011, respectively		123	7	116	0	0	0
Stock-based compensation expense		193	193	0	0	0	0
Net excess tax benefits from stock-based compensation		186	186	0	0	0	0
Cat Japan share redemption	[1]	17	0	0	83	0	(66)
Balance at Dec. 31, 2011		12,929	4,273	(10,281)	25,219	(6,328)	46
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		5,722	0	0	5,681	0	41
Foreign currency translation, net of tax		60	0	0	0	83	(23)
Pension and other postretirement benefits, net of tax		(280)	0	0	0	(285)	5
Derivative financial instruments, net of tax		(32)	0	0	0	(32)	0
Available-for-sale securities, net of tax		23	0	0	0	22	1
Change in ownership from noncontrolling interests		(4)	0	0	0	0	(4)
Dividends declared		(1,319)	0	0	(1,319)	0	0
Distribution to noncontrolling interests		(6)	0	0	0	0	(6)
Common shares issued from treasury stock for stock-based compensation: 6,258,692, 7,515,149 and 8,710,630 for the years ended December 31, 2013, 2012 and 2011, respectively		52	(155)	207	0	0	0
Stock-based compensation expense		245	245	0	0	0	0
Net excess tax benefits from stock-based compensation		192	192	0	0	0	0
Cat Japan share redemption	[1]	0	(74)	0	(23)	107	(10)
Balance at Dec. 31, 2012		17,582	4,481	(10,074)	29,558	(6,433)	50
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		3,803	0	0	3,789	0	14
Foreign currency translation, net of tax		(277)	0	0	0	(280)	3
Pension and other postretirement benefits, net of tax		2,762	0	0	0	2,762	0
Derivative financial instruments, net of tax		37	0	0	0	37	0
Available-for-sale securities, net of tax		16	0	0	0	16	0
Change in ownership from noncontrolling interests		7	(6)	0	0	0	13
Dividends declared		(1,493)	0	0	(1,493)	0	0
Distribution to noncontrolling interests		(13)	0	0	0	0	(13)
Common shares issued from treasury stock for stock-based compensation: 6,258,692, 7,515,149 and 8,710,630 for the years ended December 31, 2013, 2012 and 2011, respectively		128	(92)	220	0	0	0
Stock-based compensation expense		231	231	0	0	0	0
Net excess tax benefits from stock-based compensation		95	95	0	0	0	0
Common shares repurchased: 23,484,843 shares for year ended December 31, 2013	[2]	(2,000)	0	(2,000)	0	0	0
Balance at Dec. 31, 2013		$ 20,878	$ 4,709	$ (11,854)	$ 31,854	$ (3,898)	$ 67

[1]	1 See Note 25 regarding the Cat Japan share redemption.
[2]	2 See Note 16 regarding shares repurchased.